Restructuring (Tables)	12 Months Ended
Dec. 31, 2011
Restructuring and Related Cost
Schedule of changes in company's liabilities for its restructuring plans

	Aon Hewitt Plan	Aon Benfield Plan	2007 Plan	Other	Total

Balance at January 1, 2009	$—	$104	$101	$28	$233
Expensed	—	53	342	(1)	394
Cash payments	—	(67)	(248)	(12)	(327)
Purchase accounting adjustment	—	(49)	—	—	(49)
Foreign exchange translation and other	—	4	7	1	12

Balance at December 31, 2009	$—	$45	$202	$16	$263

Assumed Hewitt restructuring liability (1)	43	—	—	—	43
Expensed	52	24	92	—	168
Cash payments	(8)	(38)	(178)	(8)	(232)
Foreign exchange translation and other	1	(5)	(3)	2	(5)

Balance at December 31, 2010	$88	$26	$113	$10	$237

Expensed	98	19	(11)	—	106
Cash payments	(93)	(24)	(59)	(2)	(178)
Foreign exchange translation and other	2	(1)	7	—	8

Balance at December 31, 2011	$95	$20	$50	$8	$173

(1)
The Company assumed a $43 million net real estate related restructuring liability in connection with the Hewitt acquisition.

Aon Hewitt Restructuring Plan
Restructuring and Related Cost
Schedule of restructuring and related expenses by type

	2011	2010	Estimated Total Cost for Restructuring Plan (1)

Workforce reduction	$64	$49	$180
Lease consolidation	32	3	95
Asset impairments	7	—	47
Other costs associated with restructuring (2)	2	—	3

Total restructuring and related expenses	$105	$52	$325

(1)
Actual costs, when incurred, may vary due to changes in the assumptions built into this plan. Significant assumptions that may change when plans are finalized and implemented include, but are not limited to, changes in severance calculations, changes in the assumptions underlying sublease loss calculations due to changing market conditions, and changes in the overall analysis that might cause the Company to add or cancel component initiatives.

(2)
Other costs associated with restructuring initiatives, including moving costs and consulting and legal fees, are recognized when incurred.

Aon Hewitt Restructuring Plan | Total operating segments
Restructuring and Related Cost
Schedule of restructuring and related expenses by type

	2011	2010	Estimated Total Cost for Restructuring Plan

HR Solutions	$90	$52	$297
Risk Solutions	15	—	28

Total restructuring and related expenses	$105	$52	$325

Aon Benfield Restructuring Plan
Restructuring and Related Cost
Schedule of restructuring and related expenses by type

	Purchase Price Allocation	2009	2010	2011	Total to Date	Estimated Total Cost for Restructuring Period (1)

Workforce reduction	$32	$38	$15	$33	$118	$125
Lease consolidation	20	14	7	(15)	26	26
Asset impairments	—	2	2	—	4	4
Other costs associated with restructuring (2)	1	1	2	1	5	5

Total restructuring and related expenses	$53	$55	$26	$19	$153	$160

(1)
Actual costs, when incurred, may vary due to changes in the assumptions built into this plan. Significant assumptions that may change when plans are finalized and implemented include, but are not limited to, changes in severance calculations, changes in the assumptions underlying sublease loss calculations due to changing market conditions, and changes in the overall analysis that might cause the Company to add or cancel component initiatives.

(2)
Other costs associated with restructuring initiatives, including moving costs and consulting and legal fees, are recognized when incurred.

2007 Restructuring Plan
Restructuring and Related Cost
Schedule of restructuring and related expenses by type

	2007	2008	2009	2010	2011	Total 2007 Plan

Workforce reduction	$17	$166	$251	$72	$(2)	$504
Lease consolidation	22	38	78	15	(9)	$144
Asset impairments	4	18	15	2	—	$39
Other costs associated with restructuring (1)	3	29	13	5	—	$50

Total restructuring and related expenses	$46	$251	$357	$94	$(11)	$737

2007 Restructuring Plan | Total operating segments
Restructuring and Related Cost
Schedule of restructuring and related expenses by type

	2007	2008	2009	2010	2011	Total 2007 Plan

Risk Solutions	$41	$234	$322	$84	$(10)	$671
HR Solutions	5	17	35	10	(1)	$66

Total restructuring and related expenses	$46	$251	$357	$94	$(11)	$737